Description of business, Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Detail) $ in Millions		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 22, 2017	Dec. 02, 2017 USD ($) Store	Sep. 09, 2017 USD ($)	Feb. 25, 2017 USD ($) Stores	Dec. 02, 2017 USD ($) Store Segment Divisions	Dec. 03, 2016 USD ($)	Feb. 25, 2017 USD ($) Stores Divisions Facility	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)	Jan. 30, 2015 Supermarkets
Restricted cash		$ 11.3		$ 9.9	$ 11.3		$ 9.9	$ 13.3
LIFO expense (benefit)					24.0	$ 8.5	(7.9)	29.7	$ 43.1
Goodwill impairment			$ 142.3		142.3	0.0	0.0
Income tax (benefit) expense					$ (590.8)	(10.4)	(90.3)	(39.6)	(153.4)
Decrease in valuation allowance for deferred tax assets		$ 359.0					$ (387.6)
Corporate statutory tax rate percentage					35.00%
Number of reportable segments | Segment					1
Number of divisions | Divisions					13
Number of store format | Store		1			1
Number of stores | Stores				2,324			2,324
Cash and Cash Equivalents related to debit and credit transactions				$ 312.1			$ 312.1	285.5
Increase in Cash and Cash Equivalents				139.2	$ (745.9)	$ 226.4	639.5	$ (546.1)	818.8
Increase in Accounts Payables				$ 139.2
Increase in net cash provided by operating activities							$ 139.2
Percentage Of LIFO Inventory				87.40%			87.40%	86.60%
Inventory valued at LIFO				$ 114.1			$ 114.1	$ 122.0
Cash surrender value of life insurance policy				185.1			185.1	190.0
Life insurance Policy loans, Amount				114.4			114.4	115.8
Amortization of Deferred Gains related to sales leaseback transactions							37.0	12.7	13.4
Reduction of inventory for vendor allowances				72.2			72.2	117.9
Advertising Costs							502.4	475.8	239.9
Advertising Costs, cooperative advertising allowance							71.9	36.2	$ 16.9
Subsequent event
Corporate statutory tax rate percentage	21.00%
Other Noncurrent Assets [Member]
Deposits for workers compensation and automobile liability claims				14.9			14.9	12.0
Reinsurance Receivables				50.0			50.0	52.4
Accounts Receivable [Member]
Reinsurance Receivables				26.0			26.0	39.3
Other Current Liabilities
Deferred gains related to subleases and assignments				14.4			14.4	13.9
Deferred Gains Related to Sales Leaseback Transactions				44.7			44.7	12.5
Other long-term liabilities
Deferred gains related to subleases and assignments				72.7			72.7	75.1
Deferred Gains Related to Sales Leaseback Transactions				$ 194.7			$ 194.7	$ 170.3
Safeway
Number of super markets | Supermarkets										1,325
Minimum
Estimated Economic life							5 years
Self-insurance liabilities							$ 0.5
Revenue recorded for the unused portion of gift cards, recognition period							2 years
Maximum
Estimated Economic life							40 years
Self-insurance liabilities							$ 5.0
Revenue recorded for the unused portion of gift cards, recognition period							5 years
Casa Ley | Western Mexico [Member]
Number of divisions | Divisions							230
Fuel Centers [Member]
Number of facilities | Facility							385
Distribution Centers [Member]
Number of facilities | Facility							28
Manufacturing Facilities [Member]
Number of facilities | Facility							18
Building [Member] | Minimum
Property, Plant and Equipment							7 years
Building [Member] | Maximum
Property, Plant and Equipment							40 years
Leaseholds and Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment							10 years
Leaseholds and Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment							20 years
Fixtures And Equipment [Member] | Minimum
Property, Plant and Equipment							3 years
Fixtures And Equipment [Member] | Maximum
Property, Plant and Equipment							15 years
Supply Chain [Member] | Minimum
Property, Plant and Equipment							6 years
Supply Chain [Member] | Maximum
Property, Plant and Equipment							25 years
Casa Ley
Ownership							49.00%